Commitments and Contingencies (Details) - Over-Allotment Option [Member] - USD ($)		9 Months Ended	12 Months Ended
	Mar. 18, 2019	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Purchase additional units of initial public offering			$ 3,750,000
Over-allotment option purchase	3,000,000
Over-allotment option purchase price	$ 10.00
Cash underwriting discount per share	$ 0.20
Cash underwriting discount	$ 5,600,000
Deferred fee	$ 9,800,000
Deferred fee per share	$ 0.35
Successor [Member]
Commitments and Contingencies (Textual)
Purchase additional units of initial public offering		$ 3,750,000
Over-allotment option purchase	3,000,000
Over-allotment option purchase price	$ 10.00
Cash underwriting discount per share	$ 0.20
Cash underwriting discount	$ 5,600,000
Deferred fee	$ 9,800,000
Deferred fee per share	$ 0.35